CAPITAL STOCK (Table)	12 Months Ended
Dec. 31, 2017
Capital Stock Table
Warrants activity

Warrants activity is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, January 1, 2015	270,835	$1.50
Expired	(267,502)	$1.50
Issued	1,000,000	$0.135
Balance, December 31, 2016	1,003,333	$0.14
Expired	—	—
Issued	4,424,985	$0.12
Balance, December, 2017	5,428,318	$0.12

Warrants outstanding

As of December 31, 2017, the following warrants were outstanding:

Expiry Date	Exercise Price	Number of Warrants Outstanding
July 23, 2018	1.50	3,333
January 4, 2021	0.135	1,000,000
November 2, 2022	0.12	4,424,985
		5,428,318

Schedule of Options activity	Options activity is as follows:
	Number of Options	Weighted Average Exercise Price
Balance, December 31, 2015	33,334	$1.20
Expired	(33,334)	$1.20
Balance, December 31, 2016 and 2017	—	$0.00